Supplemental Cash Flow Information - Additional Information (Detail) $ in Thousands			10 Months Ended	12 Months Ended
	Nov. 13, 2014 USD ($)	Jun. 27, 2014 USD ($) Vessel	Nov. 13, 2014 USD ($)	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) Vessel	Feb. 01, 2014 USD ($)
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid on long-term debt, advances from affiliates and capital lease obligations				$ 94,500	$ 128,700	$ 133,700
Income taxes paid				7,800	2,300	5,600
Acquisition cost of vessels and associated fixed-rate contracts				191,969	194,255	470,213
Value of service obligation				$ 20,065	32,660
Teekay Tangguh Joint Venture [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels | Vessel				2
Advances to joint venture partner							$ 14,400
Skaugen [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Acquisition cost of vessels and associated fixed-rate contracts	$ 27,000
Cash payment on acquisition			$ 21,600
Interest-bearing loan amount			$ 5,400
Algeciras Spirit and Huelva Spirit [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Sale of vessel					56,200
Algeciras Spirit and Huelva Spirit [Member] | Capital Lease Obligations [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Extinguishment of debt					56,200
Tenerife Spirit [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Sale of vessel						29,700
Tenerife Spirit [Member] | Capital Lease Obligations [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Extinguishment of debt						$ 29,700
Shipbuilding supervision and crew training services [Member] | Newbuildings [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Value of service obligation				$ 29,700	33,700
Shipbuilding supervision and crew training services [Member] | Newbuildings [Member] | BG Joint Venture [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels | Vessel		4		4
Amounts Due				$ 16,500	17,100
Value of service obligation		$ 38,700
Shipbuilding supervision and crew training services [Member] | Principal Amount [Member] | Newbuildings [Member] | BG Joint Venture [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Amounts Due		20,300			$ 20,300
Shipbuilding supervision and crew training services [Member] | Fair Value Asset (Liability) [Member] | Newbuildings [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Value of service obligation		33,300
Shipbuilding supervision and crew training services [Member] | Fair Value Asset (Liability) [Member] | Newbuildings [Member] | BG Joint Venture [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Amounts Due		$ 16,500
Awilco LNG Carriers [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels | Vessel						2
Upfront fee						$ 1,000
Awilco LNG Carriers [Member] | Vessel One [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Acquisition cost of vessels and associated fixed-rate contracts						205,000
Upfront prepayment of charter for hire						51,000
Awilco LNG Carriers [Member] | Vessel Two [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Acquisition cost of vessels and associated fixed-rate contracts						205,000
Upfront prepayment of charter for hire						$ 51,000